FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2022	Oct. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 25, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total change in fair value of debt					$ (760,457)		$ (1,945,461)		$ 1,778,987
Gain (loss) on change in fair value of debt, included within other comprehensive income					(777,131)		952,661		1,052,836
Gain (loss) on change in fair value of debt, included within equity of noncontrolling interests					238,902		295,348		342,994
(Gain) loss on change in fair value of debt					(2,088,797)	$ (1,235,032)	309,865	$ (859,519)	90,719	$ 0
Purchase of convertible promissory note	$ 250,000	$ 500,000	$ 250,000	$ 250,000			350,000	$ 250,000	750,000	250,000
Available-for-sale securities, at fair value					1,000,000		1,000,000		1,000,000	250,000
Equity securities without readily determinable fair value, amount					$ 1,650,000		$ 1,650,000		1,300,000	$ 1,250,000
LongTerm Debt LMATT 1.2026 | Notes Payable, Other Payables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Face amount									400,000
Debt Instrument, Fair Value Disclosure									$ 400,000
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares)					8,900,000		8,900,000				900,000
Price per warrant (in dollars per share)					$ 1		$ 1
Warrants outstanding					$ 8,900,000		$ 8,900,000
Number of securities called by each warrant (in shares)					1		1
Exercise price of warrants (in dollars per share)					$ 11.5		$ 11.5
Warrants term					30 days		30 days
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input					22.00%		22.00%		12.00%
Discount rate | Discounted cash flow method
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input									12.00%
Discount rate | Valuation Technique, Discounted Cash Flow, Face Value Under $2 Million
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input					18.00%		18.00%
Discount rate | Valuation Technique, Discounted Cash Flow, Face Value Of $2 Million And Over
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Life settlement policies, measurement input					24.00%		24.00%